Cover	12 Months Ended
Oct. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Oct. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Jiuzi Holdings Inc.
Entity Central Index Key	0001816172
Entity File Number	001-40405
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--10-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	No.168 Qianjiang Nongchang Gengwen Road
Entity Address, Address Line Two	15th Floor
Entity Address, Address Line Three	Economic and Technological Development Zone
Entity Address, City or Town	Hangzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	310000
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, par value $0.078 per share
Trading Symbol	JZXN
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	1,255,785
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Tao Li
Entity Address, Address Line One	No.168 Qianjiang Nongchang Gengwen Road
Entity Address, Address Line Two	15th Floor
Entity Address, Address Line Three	Economic and Technological Development Zone
Entity Address, City or Town	Hangzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	310000
Entity Phone Fax Numbers [Line Items]
City Area Code	+86
Local Phone Number	0571-82651956